Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital
30
. Share capital
As outlined in note 1, the consolidated financial statements are prepared as a continuation of the financial statements of FFG, except for equity, which has been adjusted to reflect the legal capital structure of LGHL.
Movements in FFG ordinary shares, preferred shares and
FFG Collateral Share
(collectively “FFG Shares”)

	Number of shares (thousands)	Nominal value of shares (Euro thousands)		Share premium (Euro thousands)

Issued and paid:
As at January 1, 2020	265,731	265,731		45,882
Issuance of Ordinary Shares of Euro1.00 each	23,434	23,434		24,279
As at December 31, 2020	289,165	289,165		70,161
Issuance of s eries B p referred s hares of Euro1.00 each	50,091	50,091		67,124
Issuance of c lass B n on-voting o rdinary s hares of Euro0.0001 each (Note 3 3 )	32,130	3		—

As at December 31, 2021	371,386	339,259		137,285
Issuance of ordinary shares of Euro1.00 each (Note 29)	18,569	18,569		6,454
Issuance of a FFG Collateral Share of Euro0.0001 (Note 29)	*	*		*

	389,955	357,828		143,739
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188	105,000	*		143,739
Exchange of LGHL ordinary shares as part of Reverse Recapitalization	(105,000)	(*	)	(143,739)

As at Closing Date	—	—		—

*	Less than 1,000 shares or Euro1,000.

Ordinary shares carry the following rights: the right to vote in ordinary and extraordinary shareholders meetings; the right to a share in profits (if distributed) in proportion to the share of capital held; the right to repayment of capital in the event of liquidation;
pre-emptive
right: in the event of a capital increase, it establishes the right to obtain new shares in proportion to those held.
Each series B preferred share has the same voting rights as the ordinary share. The holder of series B preferred shares prior and in preference to any distribution of the Company to holders of ordinary shares upon the occurrence of a liquidation event. Moreover, series B preferred shares are convertible into ordinary shares at a conversation ratio of 1:1 according to Company’s bylaws. Pursuant to the Company’s Memorandum of Association, the Company does not hold an unavoidable obligation to i) deliver cash or other financial assets to series B preferred shareholders; ii) to exchange financial assets or financial liabilities with series B preferred shareholders that are unfavorable to the Company; and iii) to deliver a variable number of the Company’s own ordinary share. Hence, such contribution is recognized as equity in accordance with the relevant IFRS.
On December 14, 2022 the outstanding FFG ordinary shares
and
FFG series B preferred share were canceled in exchange for the right to receive 0.26926188 LGHL ordinary shares for each FFG Share. The outstanding FFG Collateral Share was canceled in
exchange f
or
the
right to receive one LGHL convertible preference share.

Movements in LGHL ordinary shares and convertible preference share (collectively “LGHL Shares”):

	Number of ordinary shares (thousands)	Nominal value of shares (Euro thousands)	Share premium (Euro thousands)
Issued and paid:
As at Closing Date	—	—	143,739
Issuance of LGHL shares as part of Reverse Recapitalization
- Exchange of ordinary shares	105,000	*	357,825
- Exchange of convertible preference share	*	*	*
- Merger with PCAC	10,644	*	99,204
- Ordinary shares of USD0.000001 each to third party investor s	15,327	*	142,733

As at December 31, 2022	130,971	*	743,501

*	Less than 1,000 shares or Euro 1,000.
As of December 31, 2022, the share capital amounted to Euro110, comprising 117,319,824 fully paid-up ordinary shares and one convertible preference share with a par value of USD0.000001. Excluding the 13,651,246 treasury shares, there were 117,319,825 shares issued and outstanding as of
December 31, 2022.

Ordinary share
LGHL ordinary shares have a par value of
USD
0.000001 and are ranked equally with regard to the LGHL’s residual assets. Amounts received above the par value are recorded as share premium. Each holder of LGHL ordinary shares will be entitled to one vote per share. LGHL ordinary shares are listed on NYSE under the trading symbol “LANV”.
Convertible preference share
T
he convertible preference share

of the Company has a
par value
USD
0.000001 per share, which is convertible into an aggregate number of up to 15,000,000 non-voting
ordinary shares with a par value of
USD
0.000001 each and/or ordinary shares at the election of Meritz upon the occurrence of certain events.